Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 9,033
2023	8,954
2024	8,431
2025	6,666
2026	3,255
2027 and beyond	4,841
Total lease payments	41,180
Less: interest	(4,327)
Total lease liability	36,853
Current portion of lease liability	8,845	$ 8,969
Non-current portion of lease liability	$ 28,008	$ 34,540